OTHER LONG-TERM LIABILITY	12 Months Ended
Sep. 30, 2025
OTHER LONG-TERM LIABILITY
OTHER LONG-TERM LIABILITY

13.         OTHER LONG-TERM LIABILITY

In fiscal year 2025, the Company received government subsidies from the local PRC government for equipment projects of RMB 5.04 million (US$0.71 million). The non-current portion of such government subsidies are recorded as long-term liability, which will be amortized over the estimated useful lives related to the plant and equipment and land use right.